Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases

4. Leases

The Company leases its office space under a recurring lease agreement which expired in February 2022 and was subsequently renewed and amended (see Note 14. Subsequent Events). Monthly payments are approximately $15,500 while future minimum payments under the primary terms of the lease in effect at December 31, 2021 are approximately $31,000 in 2022 until the expiration of the lease in February 2022.

Rent expense for the year ended December 31, 2021 and 2020 was $236,476 and $229,019, respectively.